FINANCIAL INSTRUMENTS - Narrative (Details) R$ in Millions, $ in Millions, $ in Millions, $ in Millions	6 Months Ended	11 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 CLP ($)	Jan. 31, 2021 R$ / $	Jan. 31, 2021 CAD ($)	Jan. 31, 2021 $ / $	Jan. 31, 2021 CLP ($)	Jan. 31, 2021 $ / $	Jan. 31, 2021 BRL (R$)	Dec. 31, 2020 USD ($) R$ / $	Dec. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Total derivatives not designated as hedges, liabilities										$ 6.1	$ 0.0
Other price risk | Warrants
Disclosure of detailed information about financial instruments [line items]
Total derivatives not designated as hedges, liabilities										1.4
Other price risk | Option contract
Disclosure of detailed information about financial instruments [line items]
Total derivatives not designated as hedges, liabilities										$ 4.7
Forward contracts | Currency risk | Cash flow hedge
Disclosure of detailed information about financial instruments [line items]
Average price (in USD per lb)				5.4925		1.2703		736.80
Notional amount					$ 220.0		$ 102,300.0		R$ 288.0
Zero-cost collar contracts | Currency risk | Cash flow hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | R$									R$ 288.0
Derivative average price risk, call | R$ / $										5.25
Derivative average price risk, put | R$ / $										5.71
Forecast | Forward contracts | Currency risk | Cash flow hedge
Disclosure of detailed information about financial instruments [line items]
Monthly notional maturity amount	R$ 16.0	$ 20.0	$ 9,300.0
Forecast | Zero-cost collar contracts | Currency risk | Cash flow hedge
Disclosure of detailed information about financial instruments [line items]
Monthly notional maturity amount | R$	R$ 16.0